Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 300,000
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	us-gaap_RightOfUseAssetObtainedInExchangeForOperatingLeaseLiability	252,500,000
AOCI Attributable to Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,100,000)
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 1,400,000